Provisions - Schedule of Reconciliation of Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 63.4	$ 58.1
Additional provisions recognized	16.1	30.0
Reductions resulting from settlement	(23.2)	(23.7)
Release of provisions	(1.4)	(0.8)
Other	1.2	(0.2)
Provisions, ending balance	56.1	63.4
Warranty
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	30.3	30.4
Additional provisions recognized	6.2	6.6
Reductions resulting from settlement	(7.5)	(6.8)
Release of provisions	0.0	0.0
Other	0.0	0.1
Provisions, ending balance	29.0	30.3
Sales returns
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	18.8	15.6
Additional provisions recognized	8.5	20.8
Reductions resulting from settlement	(15.7)	(16.9)
Release of provisions	(1.2)	(0.7)
Other	0.6	0.0
Provisions, ending balance	11.0	18.8
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	14.3	12.1
Additional provisions recognized	1.4	2.6
Reductions resulting from settlement	0.0	0.0
Release of provisions	(0.2)	(0.1)
Other	0.6	(0.3)
Provisions, ending balance	$ 16.1	$ 14.3